UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-21346

Name of Fund:  BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 11/30/2007

Item 1 -   Report to Stockholders


EQUITIES   FIXED INCOME   REAL ESTATE   LIQUIDITY   ALTERNATIVES
BLACKROCK SOLUTIONS


Semi-Annual Report


NOVEMBER 30, 2007   (UNAUDITED)


BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)


(BLACKROCK logo)


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE



This report, including the financial information herein, is transmitted to shareholders of BlackRock Muni Intermediate Duration Fund, Inc. and BlackRock Muni New York Intermediate Duration Fund, Inc. for their information. This is not a prospectus. The Funds have leveraged their Common Stock and intend to remain leveraged by issuing Preferred Stock to provide the Common Stock shareholders with potentially higher rates of return. Leverage creates risks for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of shares of the Common Stock, and the risk that fluctuations in the short-term dividend rates of the Preferred Stock may affect the yield to Common Stock shareholders. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


BlackRock Muni Intermediate Duration Fund, Inc.
BlackRock Muni New York Intermediate Duration Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809


(GO PAPERLESS... logo)
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Table of Contents


                                                               Page

A Letter to Shareholders                                          3
Semi-Annual Report:
Fund Summaries                                                    4
Financial Statements:
   Schedules of Investments                                       6
   Statements of Assets and Liabilities                          14
   Statements of Operations                                      15
   Statements of Changes in Net Assets                           16
Financial Highlights                                             17
Notes to Financial Statements                                    19
The Benefits and Risks of Leveraging                             23
Swap Agreements                                                  23
Officers and Directors                                           24
Additional Information                                           25



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



A Letter to Shareholders


Dear Shareholder

The November reporting period was fairly tumultuous for financial markets, culminating in mixed results for some of the major benchmark indexes:



Total Returns as of November 30, 2007                                                 6-month         12-month
U.S. equities (S&P 500 Index)                                                          -2.33%          + 7.72%
Small cap U.S. equities (Russell 2000 Index)                                           -8.82           - 1.17
International equities (MSCI Europe, Australasia, Far East Index)                      +2.82           +17.30
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                               +5.32           + 6.05
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         +2.40           + 2.71
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)       -2.84           + 3.01

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.


Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility throughout 2007, equity markets displayed surprising resilience. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 3.97% by period-end, while prices correspondingly rose. Meanwhile, the tax-exempt bond market has been challenged by a combination of record-setting supply, economic uncertainty and concerns around the credit worthiness of bond insurers. This brought municipal bond prices to relatively attractive levels and, as such, demand generally held firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


/s/ Rob Kapito
--------------
Rob Kapito
President, BlackRock Advisors, LLC


THIS PAGE NOT PART OF YOUR FUND REPORT



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Fund Summary as of November 30, 2007
                                BlackRock Muni Intermediate Duration Fund, Inc.


Investment Objective


BlackRock Muni Intermediate Duration Fund, Inc. (MUI) seeks to provide shareholders with high current income exempt from federal income taxes by investing primarily in a portfolio of municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.


Fund Information


Symbol on New York Stock Exchange                                    MUI
Initital Offering Date                                          August 1, 2003
Yield on Closing Market Price as of November 30, 2007 ($13.13)*     5.58%
Tax Equivalent Yield**                                              8.58%
Current Monthly Distribution per share of Common Stock***           $.061
Current Annualized Distribution per share of Common Stock***        $.732
Leverage as of November 30, 2007****                                 36%

    * Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.

   ** Tax equivalent yield assumes the maximum federal tax rate of 35%.

  *** The distribution is not constant and is subject to change.

 **** As a percentage of managed assets, which is the total assets of the Fund
      (including any assets attributable to Auction Market Preferred
      Stock that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).


The table below summarizes the changes in the Fund's market price and net asset value per share:

                      11/30/07     5/31/07     Change      High        Low

Market Price           $13.13       $14.85    (11.58%)    $14.89      $12.80
Net Asset Value        $14.92       $15.10    (1.19%)     $15.10      $14.54


The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:


Portfolio Composition


Sector                                   11/30/07              5/31/07

Industrial & Pollution Control             19%                    20%
City/County/State                          17                     14
Transportation                             14                     13
Hospital                                   13                     14
Tax Revenue                                10                     11
Education                                   9                     12
Tobacco                                     6                      6
Power                                       6                      4
Lease Revenue                               3                      3
Housing                                     2                      2
Water & Sewer                               1                      1


Credit Quality Allocations


Credit Rating                            11/30/07              5/31/07

AAA/Aaa                                    52%                     46%
AA/Aa                                       5                       4
A/A                                        10                      13
BBB/Baa                                    16                      19
BB/Ba                                       1                       2
B/B                                         1                       1
CCC/Caa                                     3                       2
NR (Not Rated)                             12                      13



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Fund Summary as of November 30, 2007
                       BlackRock Muni New York Intermediate Duration Fund, Inc.


Investment Objective


BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) seeks to provide shareholders with high current income exempt from federal income taxes and New York State and New York City personal income taxes by investing primarily in a portfolio of municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes and New York State and New York City personal income taxes.


Fund Information


Symbol on New York Stock Exchange                                    MNE
Initital Offering Date                                          August 1, 2003
Yield on Closing Market Price as of November 30, 2007 ($12.90)*     4.93%
Tax Equivalent Yield**                                              7.58%
Current Monthly Distribution per share of Common Stock***           $.053
Current Annualized Distribution per share of Common Stock***        $.636
Leverage as of November 30, 2007****                                 34%

    * Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.

   ** Tax equivalent yield assumes the maximum federal tax rate of 35%.

  *** The distribution is not constant and is subject to change.

 **** As a percentage of managed assets, which is the total assets of the Fund
      (including any assets attributable to Auction Market Preferred
      Stock that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).


The table below summarizes the changes in the Fund's market price and net asset value per share:


                      11/30/07     5/31/07     Change      High        Low

Market Price           $12.90       $13.93    (7.39%)     $13.93      $12.11
Net Asset Value        $14.55       $14.91    (2.41%)     $14.91      $14.14


The following charts show the portfolio composition and credit quality allocations of the Fund's long-term investments:


Portfolio Composition


Sector                                   11/30/07              5/31/07

City/County/State                          23%                     23%
Education                                  17                      17
Hospital                                   17                      17
Housing                                    15                      16
Power                                       9                       7
Industrial & Pollution Control              7                       9
Transportation                              6                       5
Tobacco                                     4                       4
Water & Sewer                               1                       1
Tax Revenue                                 1                       1



Credit Quality Allocations


Credit Rating                            11/30/07              5/31/07

AAA/Aaa                                    28%                     28%
AA/Aa                                      23                      22
A/A                                        14                      13
BBB/Baa                                    20                      22
BB/Ba                                       6                       5
CCC/Caa                                     3                       3
NR (Not Rated)                              6                       7



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Schedule of Investments As of November 30, 2007 (Unaudited)
              BlackRock Muni Intermediate Duration Fund, Inc.    (In Thousands)


     Face
   Amount    Municipal Bonds                                              Value

Alabama--3.3%

             Jefferson County, Alabama, Limited Obligation School
               Warrants, Series A:
$   5,500       5.50% due 1/01/2021                                  $    5,926
    6,500       5.25% due 1/01/2023                                       6,870
    6,600    Tuscaloosa, Alabama, Special Care Facilities
               Financing Authority, Residential Care Facility
               Revenue Bonds (Capstone Village, Inc. Project),
               Series A, 5.625% due 8/01/2025                             6,263

Arizona--2.2%

    2,820    Maricopa County, Arizona, IDA, Education Revenue
               Bonds (Arizona Charter Schools Project 1), Series A,
               6.625% due 7/01/2020                                       2,755
    3,000    Navajo County, Arizona, IDA, IDR (Stone Container
               Corporation Project), AMT, 7.20% due 6/01/2027             3,029
             Pima County, Arizona, IDA, Education Revenue Bonds
               (Arizona Charter Schools Project):
      990       Series C, 6.70% due 7/01/2021                             1,034
      820       Series K, 6.375% due 7/01/2013 (g)                          938
      930       Series K, 6.375% due 7/01/2031                              960
    3,630    Vistancia Community Facilities District, Arizona, GO,
               5% due 7/15/2014                                           3,712

Arkansas--0.7%

    3,755    Conway, Arkansas, Public Facilities Board, Capital
               Improvement Revenue Refunding Bonds (Hendrix
               College Projects), Series B, 5% due 10/01/2026             3,787

California--18.9%

    8,000    Antelope Valley, California, Health Care District Revenue
               Bonds, VRDN, Series A, 5.25% due 9/01/2017 (h)             8,182
             California Pollution Control Financing Authority, Solid
               Waste Disposal Revenue Bonds, AMT:
      750       (Republic Services Inc. Project), Series B, 5.25%
                due 6/01/2023                                               778
    1,240       (Waste Management Inc. Project),  Series A-2,
                5.40% due 4/01/2025                                       1,233
    5,000    California State Department of Water Resources,
               Power Supply Revenue Bonds, Series A, 5.375%
               due 5/01/2012 (g)                                          5,475
             California State, GO:
   15,574       5.50% due 4/01/2014 (g)                                  17,443
       15       5.50% due 4/01/2028                                          16
    5,000    California State, GO, Refunding, 5.25%
               due 2/01/2027 (f)                                          5,279
   10,000    California State Public Works Board, Lease Revenue
               Bonds (Department of Corrections),  Series C, 5.50%
               due 6/01/2020                                             10,860
    2,500    California Statewide Communities Development Authority,
               Health Facility Revenue Bonds (Memorial Health
               Services), Series A, 6% due 10/01/2023                     2,658



     Face
   Amount    Municipal Bonds                                              Value

California (concluded)

$   2,400    Elk Grove, California, Poppy Ridge Community
               Facilities Number 3 Special Tax, Series 1, 6%
               due 9/01/2008 (g)                                     $    2,463
    5,000    Golden State Tobacco Securitization Corporation of
               California, Tobacco Settlement Revenue Refunding
               Bonds,Senior Series A-1, 5% due 6/01/2015                  5,019
    1,435    Los Angeles, California, Regional Airports Improvement
               Corporation, Facilities Lease Revenue Refunding
               Bonds (LAXFUEL Corporation--Los Angeles
               International Airport), AMT, 5.50% due 1/01/2032 (a)       1,474
   10,135    Peralta, California, Community College District, GO
               (Election of 2000), Series D, 5% due  8/01/2030 (e)       10,567
    1,515    Rowland, California, Unified School  District, GO
               (Election of 2000), Series B, 5.25% due 8/01/2027 (e)      1,607
             Sacramento, California, Special Tax (North Natomas
             Community Facilities), Series 4-C:
      585       5.60% due 9/01/2020                                         599
    1,720       5.75% due 9/01/2022                                       1,765
      500       5.90% due 9/01/2023                                         517
    3,000       6% due 9/01/2028                                          3,075
    3,000    San Jose, California, Airport Revenue Bonds, Series A,
               5.25% due 3/01/2017 (c)                                    3,164
    3,100    San Jose, California, GO (Libraries, Parks and Public
               Safety Projects), 5% due 9/01/2030 (f)                     3,211
    9,030    Sequoia, California, Unified High School District, GO,
               Refunding, Series B, 5.50% due 7/01/2035 (e)               9,889
    4,000    Southern California HFA, S/F Mortgage Revenue Bonds,
               AMT, Series A, 5.80% due 12/01/2049 (l)(m)                 4,324
    4,875    Tamalpais, California, Union High School District, GO
               (Election of 2001), 5% due 8/01/2028 (e)                   5,034
    2,610    Tustin, California, Unified School District, Senior Lien
               Special Tax Bonds (Community Facilities District
               Number 97-1), Series A, 5% due 9/01/2032 (e)               2,655

Colorado--2.2%

      700    Elk Valley, Colorado, Public Improvement Revenue
               Bonds (Public Improvement Fee), Series A, 7.10%
               due 9/01/2014                                                737
    2,250    Montrose, Colorado, Memorial Hospital, Revenue Bonds,
               6.375% due 12/01/2023                                      2,422
    7,500    Plaza Metropolitan District Number 1, Colorado, Tax
               Allocation Revenue Bonds (Public Improvement Fees),
               7.50% due 12/01/2015                                       7,987
    1,000    Southlands Metropolitan District Number 1, Colorado,
               GO, 6.75% due 12/01/2014 (g)                               1,156

Connecticut--1.7%

    1,160    Connecticut State Development Authority, Airport
               Facility Revenue Bonds (Learjet Inc. Project), AMT,
               7.95% due 4/01/2026                                        1,333
    8,000    Connecticut State Development Authority, PCR,
               Refunding (Connecticut Light and Power Company),
               Series A, 5.85% due 9/01/2028                              8,222



Portfolio Abbreviations


To simplify the listings of portfolio holdings in the Schedules of Investments, we have abbreviated the names and descriptions of many of the securities according to the list at right.


AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
EDA      Economic Development Authority
EDR      Economic Development Revenue Bonds
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
PCR      Pollution Control Revenue Bonds
PILOT    Payment in Lieu of Taxes
S/F      Single-Family
VRDN     Variable Rate Demand Notes



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Schedule of Investments (continued)
              BlackRock Muni Intermediate Duration Fund, Inc.    (In Thousands)


     Face
   Amount    Municipal Bonds                                              Value

Florida--4.8%

$   2,900    Harbor Bay, Florida, Community Development District,
               Capital Improvement Special Assessment Bonds,
               6.75% due 5/01/2034                                   $    3,003
    1,000    Highlands County, Florida, Health Facilities
               Authority, Hospital Revenue Refunding Bonds
               (Adventist Health System), Series G, 5.125%
               due 11/15/2032                                             1,004
    5,500    Miami-Dade County, Florida, Aviation Revenue
               Refunding Bonds (Miami International Airport),
               AMT, 5.75% due 10/01/2019 (c)                              5,837
             Midtown Miami, Florida, Community Development District,
               Special Assessment Revenue Bonds:
    3,500       Series A, 6% due 5/01/2024                                3,229
    2,000       Series B, 6.50% due 5/01/2037                             1,902
    3,670    Orange County, Florida, Health Facilities Authority,
               Health Care Revenue Refunding Bonds (Orlando Lutheran
               Towers), 5% due 7/01/2013                                  3,581
      875    Orlando, Florida, Urban Community Development District,
               Capital Improvement Special Assessment Bonds, 6%
               due 5/01/2020                                                871
    1,085    Portofino Shores, Florida, Community Development
               District, Special Assessment Bonds, Series A, 6.40%
               due 5/01/2034                                              1,106
    2,390    South Lake County, Florida, Hospital District Revenue
               Bonds (South Lake Hospital Inc.), 6.625%
               due 10/01/2023                                             2,567
      210    Sterling Hill, Florida, Community Development District,
               Capital Improvement Revenue Refunding Bonds,
               Series B, 5.50% due 11/01/2010                               209
    4,000    University of Florida Reasearch Foundation Inc.,
               Capital Improvement Revenue Bonds, 5.125%
               due 9/01/2033 (a)                                          4,075

Georgia--2.2%

    1,500    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station
               Project), 7.90% due 12/01/2011 (g)                         1,767
             Brunswick and Glynn County, Georgia, Development
               Authority, First Mortgage Revenue Bonds (Coastal
               Community Retirement Corporation Project),
               Series A (o):
    5,395       7.125% due 1/01/2025                                      4,095
    2,800       7.25% due 1/01/2035                                       2,105
    4,500    Fulton County, Georgia, Residential Care Facilities,
               Revenue Refunding Bonds (Canterbury Court Project),
               Series A, 5.80% due 2/15/2018                              4,508

Idaho--0.8%

    4,000    Boise City, Idaho, COP, AMT, 5.50% due 9/01/2025 (c)         4,117
      335    Idaho Housing and Finance Association, S/F Mortgage
               Revenue Bonds, AMT, Series F-2, 5.85%
               due 7/01/2015 (d)(n)                                         341

Illinois--7.4%

    2,510    Chicago, Illinois, O'Hare International Airport Revenue
               Bonds, Third Lien, AMT, Series B-2, 6%
               due 1/01/2029 (j)                                          2,686
    8,650    Du Page and Will Counties, Illinois, Community School
               District Number 204 (Indian Prairie), GO, 5.25%
               due 12/30/2022 (c)                                         9,360
    6,000    Hodgkins, Illinois, Environmental Improvement Revenue
               Bonds (Metro Biosolids Management LLC Project),
               AMT, 5.90% due 11/01/2017                                  6,090
    6,930    Illinois, Development Finance Authority Revenue Bonds
               (Community Rehabilitation Providers Facilities),
               Series A, 6.625% due 7/01/2032                             7,372



     Face
   Amount    Municipal Bonds                                              Value

Illinois (concluded)

$   1,800    Illinois State Finance Authority Revenue Bonds
               (Landing At Plymouth Place Project), Series A, 6%
               due 5/15/2025                                         $    1,812
   12,695    McHenry County, Illinois, Conservation District, GO,
               5.125% due 2/01/2027 (e)                                  13,474
    1,580    Village of Wheeling, Illinois, Revenue Bonds (North
               Milwaukee/Lake-Cook Tax Increment Financing (TIF)
               Redevelopment Project), 6% due 1/01/2025                   1,529

Indiana--0.8%

    4,300    Indiana Transportation Finance Authority, Highway
               Revenue Bonds, Series A, 5% due 6/01/2013 (e)(g)           4,647

Louisiana--2.6%

             Louisiana Public Facilities Authority Revenue Bonds:
    2,000       (Nineteenth Judicial District Court Building Project),
                5.50% due 6/01/2041 (c)                                   2,161
    6,965       (University of New Orleans Research and Technology
                Foundation, Inc.--Student Housing Project), 5.25%
                due 3/01/2026 (f)                                         7,459
    5,000    Port New Orleans, Louisiana, IDR, Refunding (Continental
               Grain Company Project), 6.50% due 1/01/2017                5,028

Maine--0.3%

    1,965    Portland, Maine, Housing Development Corporation,
               Senior Living Revenue Bonds (Avesta Housing
               Development Corporation Project), Series A, 6%
               due 2/01/2034                                              2,000

Maryland--0.1%

      500    Maryland State Industrial Development Financing
               Authority, EDR (Our Lady of Good Counsel School),
               Series A, 6% due 5/01/2035                                   507

Massachusetts--3.0%

    4,560    Massachusetts Bay Transportation Authority, Sales Tax
               Revenue Refunding Bonds, Senior Series A, 5%
               due 7/01/2012 (g)                                          4,889
             Massachusetts State Development Finance Agency,
               Resource Recovery Revenue Bonds (Ogden Haverhill
               Associates), AMT, Series B:
    1,210       5.35% due 12/01/2015                                      1,217
    2,000       5.50% due 12/01/2019                                      2,020
    8,325    Massachusetts State School Building Authority,
               Dedicated Sales Tax Revenue Bonds, Series A,
               5% due 8/15/2030 (e)                                       8,676

Michigan--1.3%

    2,325    Macomb County, Michigan, Hospital Finance Authority,
               Hospital Revenue Bonds (Mount Clemens General
               Hospital), Series B, 5.875% due 11/15/2034                 2,256
    4,795    Michigan State Hospital Finance Authority, Revenue
               Refunding Bonds (Oakwood Obligated Group), Series A,
               6% due 4/01/2022                                           5,107

Minnesota--1.0%

             Minneapolis and Saint Paul, Minnesota, Housing and
               Redevelopment Authority, Health Care System Revenue
               Bonds (Group Health Plan Inc. Project):
    1,000       6% due 12/01/2019                                         1,056
    2,545       6% due 12/01/2021                                         2,680
    2,000    Minnesota State Municipal Power Agency, Electric
               Revenue Bonds, Series A, 5.25% due 10/01/2024              2,073



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Schedule of Investments (continued)
              BlackRock Muni Intermediate Duration Fund, Inc.    (In Thousands)


     Face
   Amount    Municipal Bonds                                              Value

Mississippi--1.4%

             Mississippi Business Finance Corporation, Mississippi,
               PCR, Refunding (System Energy Resources Inc.
               Project):
$   5,000       5.875% due 4/01/2022                                 $    5,060
    2,910       5.90% due 5/01/2022                                       2,937

Nebraska--1.8%

   10,000    Public Power Generation Agency, Nebraska, Revenue
               Bonds (Whelan Energy Center Unit 2), Series A, 5%
               due 1/01/2037 (a)                                         10,399

Nevada--0.4%

    2,230    Clark County, Nevada, Improvement District Number 142,
               Special Assessment Bonds, 6.375% due 8/01/2023             2,298

New Jersey--11.6%

             Garden State Preservation Trust of New Jersey, Open
               Space and Farmland Preservation Revenue Bonds,
               Series A (e):
    3,635       5.80% due 11/01/2021                                      4,144
    5,050       5.80% due 11/01/2023                                      5,747
    9,810    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%
               due 6/15/2029                                              9,857
   17,900    New Jersey EDA, Motor Vehicle Surcharge Revenue
               Bonds, Series A, 5.25% due 7/01/2033 (f)                  18,855
    5,540    New Jersey EDA, Special Facility Revenue Bonds
               (Continental Airlines Inc. Project), AMT, 6.625%
               due 9/15/2012                                              5,558
    5,000    New Jersey EDA, Water Facilities Revenue Refunding
               Bonds (American Water), AMT, Series B, 5.125%
               due 4/01/2022 (a)                                          5,148
             New Jersey State Transportation Trust Fund Authority,
             Transportation System Revenue Bonds, Series D:
    4,215       5% due 6/15/2018 (a)                                      4,504
   11,120       5% due 6/15/2019 (e)                                     11,822

New Mexico--4.0%

             Farmington, New Mexico, PCR, Refunding:
    3,000       (Public Service Company of New Mexico--San Juan
                Project), Series D, 6.375% due 4/01/2022                  3,065
    9,000       (Tucson Electric Power Company--San Juan Project),
                Series A, 6.95% due 10/01/2020                            9,187
    9,520    New Mexico Finance Authority, Senior Lien State
               Transportation Revenue Bonds, Series A, 5.125%
               due 6/15/2018 (f)                                         10,222

New York--25.5%

    1,090    Dutchess County, New York, IDA, Civic Facility Revenue
               Bonds (Saint Francis Hospital), Series B, 7.25%
               due 3/01/2019                                              1,158
   10,500    Metropolitan Transportation Authority, New York, Revenue
               Refunding Bonds, Series A, 5.75% due 11/15/2032           11,241
    3,500    New York City, New York, City IDA, Special Facility
               Revenue Bonds (Continental Airlines Inc. Project),
               AMT, 8.375% due 11/01/2016                                 3,709
    1,110    New York City, New York, City Transitional Finance
               Authority, Future Tax Secured Revenue Bonds,
               Series C, 5.50% due 5/01/2009 (g)                          1,155
    5,000    New York City, New York, GO, Refunding, Series B, 5.75%
               due 8/01/2015                                              5,460
    2,055    New York City, New York, IDA, Civic Facility Revenue
               Bonds (Special Needs Facilities Pooled Program),
               Series C-1, 6.80% due 7/01/2019                            2,131



     Face
   Amount    Municipal Bonds                                              Value

New York (concluded)

$   9,070    New York City, New York, Sales Tax Asset Receivable
               Corporation Revenue Bonds, Series A, 5%
               due 10/15/2020 (f)                                    $    9,665
    7,775    New York State Dormitory Authority, Consolidated
               Second General Resolution, Revenue Refunding
               Bonds (City University System), Series A, 6.125%
               due 7/01/2013 (a)                                          8,378
    5,580    New York State Dormitory Authority, Lease Revenue
               Refunding Bonds (Court Facilities), Series A, 5.25%
               due 5/15/2012                                              5,957
             New York State Dormitory Authority, Non-State Supported
               Debt, Revenue Refunding Bonds (Mount Sinai-NYU
               Medical Center Health System), Series A :
    8,285       6.625% due 7/01/2010 (g)                                  9,057
    2,385       6.625% due 7/01/2018                                      2,513
    1,330       6.625% due 7/01/2019                                      1,399
             New York State Dormitory Authority Revenue Bonds:
    1,000       (North Shore--Long Island Jewish Health System),
                5% due 5/01/2012                                          1,053
    9,540       (School Districts Financing Program), Series D,
                5.25% due 10/01/2023 (f)                                 10,132
    7,380    New York State Environmental Facilities Corporation,
               State Personal Income Tax Revenue Bonds, Series A,
               5.25% due 12/15/2014 (c)(g)                                8,224
       60    New York State Thruway Authority, Local Highway and
               Bridge Service Contract, Revenue Refunding Bonds,
               5.50% due 4/01/2017                                           65
             New York State Urban Development Corporation,
               Correctional and Youth Facilities Services, Revenue
               Refunding Bonds, Series A:
      825       5.50% due 1/01/2011 (g)                                     880
   10,825       5.50% due 1/01/2017                                      11,469
   10,000    New York State Urban Development Corporation,
               Personal Income Tax Revenue Bonds (State Facilities),
               Series A-1, 5.25% due 3/15/2034 (c)                       10,502
    5,000    Port Authority of New York and New Jersey, Senior
               Consolidated Revenue Bonds, AMT, 131st) Series,
               5% due 12/15/2017 (b)                                      5,241
             Tobacco Settlement Financing Corporation of New York
               Revenue Bonds:
    6,510       Series A-1, 5.25% due 6/01/2022 (a)                       6,918
    9,750       Series C-1, 5.50% due 6/01/2020 (c)                      10,511
    7,000       Series C-1, 5.50% due 6/01/2021                           7,471
   10,000       Series C-1, 5.50% due 6/01/2022                          10,653

North Carolina--2.2%

    3,105    Gaston County, North Carolina, Industrial Facilities
               and Pollution Control Financing Authority, Revenue
               Bonds (National Gypsum Company Project), AMT, 5.75%
               due 8/01/2035                                              3,011
    6,000    North Carolina Medical Care Commission, Health Care
               Facilities, First Mortgage Revenue Refunding Bonds
               (Presbyterian Homes Project), 7% due 10/01/2010 (g)        6,652
    2,700    North Carolina Municipal Power Agency Number 1,
               Catawba Electric Revenue Bonds, Series A, 5.25%
               due 1/01/2020 (f)                                          2,859



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Schedule of Investments (continued)
              BlackRock Muni Intermediate Duration Fund, Inc.    (In Thousands)


     Face
   Amount    Municipal Bonds                                              Value

Ohio--1.7%

$   4,820    Buckeye Tobacco Settlement Financing Authority,
               Ohio, Tobacco Settlement Asset-Backed Bonds,
               Series A-2, 6.50% due 6/01/2047                       $    4,960
    1,280    Port of Greater Cincinnati Development Authority,
               Ohio, Special Assessment Revenue Bonds (Cooperative
               Public Parking Infrastructure Project), 6.30%
               due 2/15/2024                                              1,331
    3,110    Trumbull County, Ohio, Health Care Facilities Revenue
               Bonds (Shepherd of the Valley), VRDN, 5.10%
               due 10/01/2031 (h)(i)                                      3,110

Pennsylvania--9.0%

    3,500    Montgomery County, Pennsylvania, IDA, Revenue
               Bonds (Whitemarsh Continuing Care Project), 6%
               due 2/01/2021                                              3,540
    7,710    Pennsylvania Economic Development Financing Authority,
               Exempt Facilities Revenue Bonds (National Gypsum
               Company), AMT, Series A, 6.25% due 11/01/2027              7,754
    2,895    Philadelphia, Pennsylvania, Airport Revenue Bonds
               (Philadelphia Airport System), AMT, Series A, 5%
               due 6/15/2020 (e)                                          3,018
    3,905    Philadelphia, Pennsylvania, Airport Revenue Refunding
               Bonds (Philadelphia Airport System), AMT, Series B, 5%
               due 6/15/2019 (e)                                          4,092
    7,490    Philadelphia, Pennsylvania, Gas Works Revenue
               Refunding Bonds, 1975 General Ordinance, 17th
               Series, 5.375% due 7/01/2022 (e)                           8,032
    9,630    Pittsburgh, Pennsylvania, GO, Refunding, Series B,
               5.25% due 9/01/2017 (e)                                   10,689
    6,430    Pittsburgh, Pennsylvania, GO, Series C, 5.25%
               due 9/01/2018 (e)                                          7,105
             Sayre, Pennsylvania, Health Care Facilities Authority,
               Revenue Refunding Bonds (Guthrie Healthcare
               System), Series A:
    4,615       6.25% due 12/01/2011 (g)                                  5,158
      455       6.25% due 12/01/2015                                        496
      785       6.25% due 12/01/2016                                        852
      385       6.25% due 12/01/2018                                        416

South Carolina--2.4%

    8,000    Georgetown County, South Carolina, Pollution Control
               Facilities, Revenue Refunding Bonds (International
               Paper Company Project), Series A, 5.125% due 2/01/2012     8,156
    4,250    Medical University Hospital Authority, South Carolina,
               Hospital Facilities Revenue Refunding Bonds, Series A,
               5.25% due 8/15/2023 (d)(n)                                 4,465
      800    South Carolina Jobs EDA, Hospital Revenue Bonds
               (Oconee Memorial Hospital Project), VRDN, Series A,
               6% due 10/01/2036 (h)(i)                                     800

South Dakota--0.4%

    2,200    Educational Enhancement Funding Corporation, South
               Dakota, Series B, 6.50% due 6/01/2032                      2,235

Tennessee--3.4%

    1,800    Johnson City, Tennessee, Health and Educational Facilities
               Board, Retirement Facility Revenue Bonds (Appalachian
               Christian Village Project), Series A, 6% due 2/15/2019     1,804
    2,005    Memphis-Shelby County, Tennessee, Airport Authority,
               Airport Revenue Bonds, AMT, Series A, 5.50%
               due 3/01/2017 (e)                                          2,080



     Face
   Amount    Municipal Bonds                                              Value

Tennessee (concluded)

             Shelby County, Tennessee, Health, Educational & Housing
               Facilities Board Revenue Bonds (Germantown Village),
               Series A:
$   3,550       6.75% due 12/01/2018                                 $    3,422
    1,450       7% due 12/01/2023                                         1,415
             Shelby County, Tennessee, Health, Educational and
               Housing Facility Board, Hospital Revenue Refunding
               Bonds (Methodist Healthcare)(g):
    6,000       6% due 9/01/2012                                          6,709
    3,500       6.25% due 9/01/2012                                       3,952

Texas--14.0%

             Austin, Texas, Convention Center Revenue Bonds
               (Convention Enterprises Inc.), First Tier,
               Series A (g):
    6,230       6.375% due 1/01/2011                                      6,702
   10,260       6.70% due 1/01/2011                                      11,285
    1,500    Bexar County, Texas, Health Facilities Development
               Corporation, Revenue Refunding Bonds (Army
               Retirement Residence Project), 6.30%
               due 7/01/2012 (g)                                          1,700
             Brazos River Authority, Texas, PCR, Refunding (TXU
               Energy Company LLC Project), AMT, Series A :
    5,085       7.70% due 4/01/2033                                       5,293
    1,500       6.75% due 4/01/2038                                       1,499
    4,000    Dallas-Fort Worth, Texas, International Airport
               Facility Improvement Corporation, Revenue Bonds
               (Learjet Inc.), AMT, Series A-1, 6.15% due 1/01/2016       3,938
    5,000    Dallas-Fort Worth, Texas, International Airport
               Facility Improvement Corporation, Revenue Refunding
               Bonds, AMT, Series A-2, 9% due 5/01/2029                   5,611
    2,440    Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue
               Bonds (Citgo Petroleum Corporation Project), AMT,
               7.50% due 5/01/2025                                        2,642
    3,000    Gulf Coast Waste Disposal Authority, Texas, Revenue
               Refunding Bonds (International Paper Company), AMT,
               Series A, 6.10% due 8/01/2024                              3,067
    5,790    Houston, Texas, Airport System Revenue Refunding Bonds,
               Sub-Lien, AMT, Series A, 5.50% due 7/01/2023 (e)           5,931
    1,500    Houston, Texas, Health Facilities Development
               Corporation, Retirement Facility Revenue Bonds
               (Buckingham Senior Living Community), Series A, 7%
               due 2/15/2014 (g)                                          1,797
    7,420    Lower Colorado River Authority, Texas, PCR (Samsung
               Austin Semiconductor), AMT, 6.95% due 4/01/2030            7,778
    2,600    Matagorda County, Texas, Navigation District Number 1,
               Revenue Refunding Bonds  (Reliant Energy Inc.),
               Series C, 8% due 5/01/2029                                 2,675
    5,000    Sabine River Authority, Texas, PCR, Refunding (TXU
               Electric Company Project/TXU Energy Company LLC),
               AMT, Series B, 5.75% due 5/01/2030                         4,852
      800    Tarrant County, Texas, Health Facilities Development
               Corporation, Hospital Revenue Refunding Bonds
               (Cumberland Rest, Inc. Project), VRDN, Series, 4.90%
               due 8/15/2032 (h)(i)                                         800
             Texas State Affordable Housing Corporation, S/F Mortgage
               Revenue Bonds (Professional Educators Home Loan
               Program), AMT (l)(m):
    7,996       Series A-3, 5.60% due 2/01/2039                           8,498
    5,000       Series B, 5.95% due 12/01/2039                            5,439



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Schedule of Investments (concluded)
              BlackRock Muni Intermediate Duration Fund, Inc.    (In Thousands)


     Face
   Amount    Municipal Bonds                                              Value

Virginia--4.7%

             James City County, Virginia, IDA, Residential Care
               Facility Revenue Refunding Bonds, Series A:
$   3,285       5.75% due 3/01/2017                                  $    3,384
    1,150       6% due 3/01/2023                                          1,178
    2,250    Loudoun County, Virginia, IDA, IDR, Refunding (Dulles
               Airport Marriott Hotel), 7.125% due 9/01/2015              2,252
   10,735    Pocahontas Parkway Association, Virginia, Toll Road
               Revenue Bonds, Senior Series A,  5.50%
               due 8/15/2008 (g)                                         11,104
    7,800    Tobacco Settlement Financing Corporation of Virginia,
               Asset-Backed Revenue Bonds, 5.625%
               due 6/01/2015 (g)                                          8,869

Washington--2.2%

    1,500    Seattle, Washington, Municipal Light and Power
               Revenue Bonds, 5.30% due 12/01/2020 (f)                    1,569
   10,000    Snohomish County, Washington, School District Number
               015 (Edmonds), GO, 5% due 12/01/2019 (c)                  10,670

Guam--0.9%

             Commonwealth of the Northern Mariana Islands,
               Guam, GO, Series A:
    4,000       6.75% due 10/01/2013 (g)                                  4,673
      250       6.75% due 10/01/2033                                        265

Puerto Rico--7.9%

             Puerto Rico Commonwealth, Public Improvement, GO,
               Refunding, Series B:
    1,125       5.25% due 7/01/2016 (g)                                   1,265
      695       5.25% due 7/01/2032                                         704
   17,935    Puerto Rico Electric Power Authority, Power Revenue
               Bonds, Series NN, 5.50% due 7/01/2013 (g)                 19,913
    5,390    Puerto Rico Industrial, Medical and Environmental
               Pollution Control Facilities Financing Authority,
               Special Facilities Revenue Bonds (American Airlines
               Inc.), Series A, 6.45% due 12/01/2025                      5,352
             Puerto Rico Public Buildings Authority, Government
               Facilities Revenue Refunding Bonds:
    5,170       Series D, 5.25% due 7/01/2027                             5,222
    8,000       Series I, 5.50% due 7/01/2021                             8,396



     Face
   Amount    Municipal Bonds                                              Value

Puerto Rico (concluded)

$   3,535    Puerto Rico Public Finance Corporation, Commonwealth
               Appropriation Revenue Bonds, Series E, 5.50%
               due 2/01/2012 (g)                                     $    3,835

U.S. Virgin Islands--1.6%

    1,860    Virgin Islands Government Refinery Facilities, Revenue
               Refunding Bonds (Hovensa Coker Project), AMT, 6.50%
               due 7/01/2021                                              1,968
    6,750    Virgin Islands Public Finance Authority, Refinery
               Facilities Revenue Bonds (Hovensa Refinery), AMT,
               6.125% due 7/01/2022                                       6,904

             Total Municipal Bonds
             (Cost--$816,745)--148.4%                                   841,722



             Municipal Bonds Held in Trust (k)

California--3.3%

   17,730    California Pollution Control Financing Authority, PCR,
               Refunding (Pacific Gas and Electric), AMT, Series A,
               5.35% due 12/01/2016 (f)                                  18,707

New York--2.1%

   11,100    New York City, New York, Sales Tax Asset Receivable
               Corporation Revenue Bonds, Series A, 5.25%
               due 10/15/2027 (a)                                        11,803

Texas--5.7%

   31,240    Harris County, Texas, Toll Road Revenue Refunding
               Bonds, Senior Lien, Series A, 5.25%
               due 8/15/2035 (e)                                         32,837

             Total Municipal Bonds Held in Trust
             (Cost--$63,932)--11.1%                                      63,347

Total Investments (Cost--$880,677*)--159.5%                             905,069
Other Assets Less Liabilities--2.3%                                      12,947
Liability for Trust Certificates, Including Interest
  Expense Payable--(5.4%)                                              (30,401)
Preferred Stock, at Redemption Value--(56.4%)                         (320,208)
                                                                     ----------
Net Assets Applicable to Common Stock--100.0%                        $  567,407
                                                                     ==========


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $      850,072
                                                     ==============
    Gross unrealized appreciation                    $       29,904
    Gross unrealized depreciation                           (4,942)
                                                     --------------
    Net unrealized appreciation                      $       24,962
                                                     ==============

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FHA Insured.

(e) FSA Insured.

(f) MBIA Insured.

(g) Prerefunded.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) Radian Insured.

(j) XL Capital Insured.

(k) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction. See
    Note 1(c) to Financial Statements for details of municipal bonds held in trust.

(l) FHLMC Collateralized.

(m) FNMA/GNMA Collateralized.

(n) Federal Housing Administration/Veterans' Administration Mortgages packaged by the Federal National Mortgage Association.

(o) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

    See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Schedule of Investments As of November 30, 2007 (Unaudited)
     BlackRock Muni New York Intermediate Duration Fund, Inc.    (In Thousands)


     Face
   Amount    Municipal Bonds                                              Value


New York--132.3%

$   1,280    Albany County, New York, IDA, IDR (Special Needs
               Facilities Pooled Program), Series K-1, 5%
               due 7/01/2026 (a)                                     $    1,185

      760    Albany, New York, IDA, Civic Facility Revenue
               Refunding Bonds (Albany College of Pharmacy Project),
               Series A, 5.25% due 12/01/2019                               772

             Cattaraugus County, New York, IDA, Civic Facility
               Revenue Bonds (Saint Bonaventure University Project),
               Series A:
      695       4.90% due 5/01/2016                                         706
      500       5% due 5/01/2023                                            493

      435    Dutchess County, New York, IDA, Civic Facility Revenue
               Bonds (Saint Francis Hospital), Series B, 7.25%
               due 3/01/2019                                                462

      750    Dutchess County, New York, IDA, Civic Facility Revenue
               Refunding Bonds (Bard College), Series A-1, 5%
               due 8/01/2022                                                784

    2,000    Erie County, New York, IDA, Life Care Community Revenue
               Bonds (Episcopal Church Home), Series A, 5.875%
               due 2/01/2018                                              2,005

      750    Erie County, New York, IDA, Revenue Bonds (Orchard
               Park CCRC, Inc. Project), Series A, 6% due 11/15/2026        739

    1,835    Erie County, New York, IDA, School Facility Revenue Bonds
               (City of Buffalo Project), 5.75% due 5/01/2024 (e)         1,922

      750    Essex County, New York, IDA, Solid Waste Disposal,
               Revenue Refunding Bonds (International Paper
               Company), AMT, Series A, 5.20% due 12/01/2023                725

      500    Genesee County, New York, IDA, Civic Facility Revenue
               Refunding Bonds (United Memorial Medical Center
               Project), 4.75% due 12/01/2014                               482

    1,000    Hempstead Town, New York, IDA, Resource Recovery
               Revenue Refunding Bonds (American Refinery-Fuel Co.
               Project), 5% due 12/01/2010                                1,006

    5,000    Long Island Power Authority, New York, Electric System
               Revenue Refunding Bonds, Series D, 5%
               due 9/01/2025 (g)                                          5,271

      750    New York City, New York, City Housing Development
               Corporation, M/F Housing Revenue Bonds, AMT:
                Series B-1, 5.05% due 11/01/2022                            758
    1,000       Series J-2, 4.75% due 11/01/2027                            963

    1,615    New York City, New York, City Housing Development
               Corporation, Presidential Revenue Bonds (The Animal
               Medical Center), Series A, 5.50% due 12/01/2033            1,655

    1,415    New York City, New York, City IDA, Civic Facility Revenue
               Bonds (PSCH Inc. Project), 6.20% due 7/01/2020             1,454

    1,160    New York City, New York, City IDA, Civic Facility Revenue
               Refunding Bonds (Special Needs Facilities Pooled
               Program), Series A-1, 5.15% due 7/01/2015 (a)              1,172

             New York City, New York, City IDA, PILOT Revenue Bonds:
    2,000       (Queens Baseball Stadium Project), 5%
                due 1/01/2031 (b)                                         2,077
    2,400       (Yankee Stadium Project), 5% due 3/01/2031 (d)            2,489



     Face
   Amount    Municipal Bonds                                              Value

New York (continued)

             New York City, New York, City IDA, Special Facility
               Revenue Bonds, AMT:
$   1,500       (1990 American Airlines Inc. Project), 5.40%
                due 7/01/2020                                        $    1,346
    1,000       (British Airways Plc Project), 7.625%
                due 12/01/2032                                            1,061
    1,000       (Continental Airlines Inc. Project), 8.375%
                due 11/01/2016                                            1,060

    1,000    New York City, New York, City IDA, Special Facility
               Revenue Refunding Bonds (Terminal One Group
               Association Project), AMT, 5.50% due 1/01/2024             1,040

    1,000    New York City, New York, City Transitional Finance
               Authority, Building Aid Revenue Bonds, Series S-1,
               5% due 7/15/2031 (d)                                       1,047

             New York City, New York, GO, Series J:
    2,710       5.50% due 6/01/2013 (h)                                   3,008
    1,500       5.25% due 5/15/2018 (g)                                   1,623
      290       5.50% due 6/01/2021                                         309

    1,775    New York City, New York, GO, Sub-Series F-1, 5%
               due 9/01/2026                                              1,824

    1,000    New York City, New York, IDA, Civic Facility Revenue
               Refunding Bonds (Polytechnic University), 4.70%
               due 11/01/2022 (a)                                           914

      500    New York City, New York, Trust for Cultural Resources
               Revenue Bonds (Museum of American Folk Art),
               6.125% due 7/01/2030 (a)                                     527

    1,750    New York Convention Center Development Corporation,
               New York, Revenue Bonds (Hotel Unit Fee Secured),
               5% due 11/15/2024 (b)                                      1,843

             New York State Dormitory Authority, Non-State Supported
               Debt Revenue Bonds:
      500       (New York University Hospitals Center), Series B,
                5.25% due 7/01/2024                                         483
      850       (Saint Johns University), Series A, 5%
                due 7/01/2027 (g)                                           896

             New York State Dormitory Authority, Non-State Supported
               Debt, Revenue Refunding Bonds (Mount Sinai-NYU
               Medical Center Health System), Series A:
      330       6.50% due 7/01/2010 (h)                                     360
      660       6.625% due 7/01/2010 (h)                                    722
      670       6.50% due 7/01/2015                                         708
      340       6.625% due 7/01/2018                                        358

    1,130    New York State Dormitory Authority, Non-State Supported
               Debt, Revenue Refunding Bonds (New York University
               Hospital Center), Series A, 5% due 7/01/2016               1,136

    1,500    New York State Dormitory Authority Revenue Bonds:
                (North Shore--Long Island Jewish Health System),
                5% due 5/01/2013                                          1,590
    1,735       (Winthrop S. Nassau University), 5.50%
                due 7/01/2011                                             1,810

             New York State Dormitory Authority, Revenue
               Refunding Bonds:
    1,305       (Lenox Hill Hospital Obligation Group), 5.75%
                due 7/01/2017                                             1,340
    1,000       (State University Educational Facilities), Series A,
                5.50% due 5/15/2013                                       1,092



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Schedule of Investments (continued)
     BlackRock Muni New York Intermediate Duration Fund, Inc.    (In Thousands)


     Face
   Amount    Municipal Bonds                                              Value

New York (continued)

$   1,790    New York State Dormitory Authority, State Personal
               Income Tax Revenue Bonds (Education),  Series F,
               5% due 3/15/2030                                      $    1,864

    1,500    New York State Dormitory Authority, Supported Debt
               Revenue Refunding Bonds (Department of Health),
               Series A, 5% due 7/01/2025 (c)                             1,555

    2,000    New York State Energy Research and Development
               Authority, Gas Facilities Revenue Refunding Bonds
               (Brooklyn Union Gas Company/Keyspan), AMT,
               Series A, 4.70% due 2/01/2024 (d)                          1,993

    1,185    New York State, HFA, M/F Housing Revenue Bonds
               (Kensico Terrace Apartments), AMT, Series A, 4.75%
               due 8/15/2026                                              1,149

             New York State Mortgage Agency, Homeowner Mortgage
               Revenue Bonds, AMT:
    2,635       Series 130, 4.75% due 10/01/2030                          2,511
      500       Series 143, 4.85% due 10/01/2027                            488

             New York State Mortgage Agency, Homeowner Mortgage
               Revenue Refunding Bonds, AMT:
    1,000       Series 133, 4.95% due 10/01/2021                          1,005
    1,000       Series 137, 4.70% due 10/01/2031                            942
      500       Series 140, 4.65% due 10/01/2026                            479

    2,000    New York State Municipal Bond Bank Agency, Special
               School Purpose Revenue Bonds, Series C, 5.25%
               due 12/01/2018                                             2,133

             New York State Thruway Authority, General Revenue
               Refunding Bonds:
      500       Series G, 4.75% due 1/01/2030 (e)                           508
    1,000       Series H, 5% due 1/01/2028 (d)                            1,051

    2,000    New York State Urban Development Corporation Revenue
               Bonds, Subordinate Lien, Corporation Purpose,
               Series A, 5.125% due 7/01/2019                             2,112

             Saratoga County, New York, IDA Civic Facility Revenue
               Refunding Bonds (The Saratoga Hospital Project),
               Series A (i):
      365       4.375% due 12/01/2013                                       367
      380       4.50% due 12/01/2014                                        383
      395       4.50% due 12/01/2015                                        397

    1,000    Schenectady, New York, IDA, Civic Facility Revenue
               Refunding Bonds (Union College Project), 5%
               due 7/01/2026                                              1,037

      800    Suffolk County, New York, IDA, Continuing Care and
               Retirement, Revenue Refunding Bonds (Jeffersons
               Ferry Project), 4.625% due 11/01/2016                        783

    1,000    Tobacco Settlement Financing Corporation of New York,
               Asset-Backed Revenue Bonds, Series A-1, 5.25%
               due 6/01/2016                                              1,036

    1,000    Tobacco Settlement Financing Corporation of New York
               Revenue Bonds, Series C-1, 5.50% due 6/01/2022             1,065

             Tompkins County, New York, IDA, Care Community Revenue
               Refunding Bonds (Kendal at Ithaca), Series A-2:
      250       5.75% due 7/01/2018                                         252
    1,000       6% due 7/01/2024                                          1,006

    1,000    Triborough Bridge and Tunnel Authority, New York,
               Revenue Bonds, Series A, 5% due 11/15/2031                 1,045



     Face
   Amount    Municipal Bonds                                              Value

New York (concluded)

$   1,250    Utica, New York, IDA, Civic Facility Revenue Bonds
               (Utica College Project), Series A, 6.875%
               due 6/01/2009 (h)                                     $    1,324

      515    Westchester County, New York, IDA, Civic Facility
               Revenue Bonds (Special Needs Facilities Pooled
               Program), Series D-1, 6.80% due 7/01/2019                    532

      750    Yonkers, New York, IDA, Revenue Bonds (Sacred Heart
               Associates, LP Project), AMT, Series A, 4.80%
               due 10/01/2026                                               745


Guam--3.4%

    1,000    A.B. Won Guam International Airport Authority, General
               Revenue Refunding Bonds, AMT, Series C, 5.25%
               due 10/01/2022 (g)                                         1,030

    1,000    Guam Government Waterworks Authority, Water and
               Wastewater System, Revenue Refunding Bonds, 6%
               due 7/01/2025                                              1,050


Puerto Rico--9.5%

             Children's Trust Fund Project of Puerto Rico, Tobacco
               Settlement Revenue Refunding Bonds:
      750       5% due 5/15/2011                                            764
      980       5.375% due 5/15/2033                                        955

             New Puerto Rico Commonwealth, Public Improvement,
               GO, Series A:
      615       5.25% due 7/01/2016 (h)                                     691
      385       5.25% due 7/01/2030                                         390

    1,000    Puerto Rico Commonwealth Highway and Transportation
               Authority, Transportation Revenue Refunding Bonds,
               Series K, 5% due 7/01/2030                                   993

      500    Puerto Rico Commonwealth Infrastructure Financing
               Authority, Special Tax Bonds, Series B, 5%
               due 7/01/2031                                                496

      500    Puerto Rico Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Revenue Bonds
               (University Plaza Project), Series A, 5%
               due 7/01/2033 (g)                                            512

    1,000    Puerto Rico Municipal Finance Agency, GO, Series A,
               5.25% due 8/01/2025                                        1,020


U.S. Virgin Islands--3.3%

      500    Virgin Islands Government Refinery Facilities, Revenue
               Refunding Bonds (Hovensa Coker Project), AMT, 6.50%
               due 7/01/2021                                                529

      500    Virgin Islands Public Finance Authority, Refinery
               Facilities Revenue Bonds (Hovensa Refinery), AMT,
               4.70% due 7/01/2022                                          462

    1,000    Virgin Islands Public Finance Authority, Senior Lien
               Revenue Bonds (Matching Fund Loan Note), Series A,
               5.25% due 10/01/2024                                       1,019

             Total Municipal Bonds (Cost--$89,448)--148.5%               90,890



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Schedule of Investments (concluded)
     BlackRock Muni New York Intermediate Duration Fund, Inc.    (In Thousands)


   Shares
     Held    Short-Term Securities                                        Value

      597    CMA New York Municipal Money Fund, 3.07% (f)(j)         $      597

             Total Short-Term Securities (Cost--$597)--1.0%                 597

Total Investments (Cost--$90,045*)--149.5%                               91,487
Other Assets Less Liabilities--1.2%                                         739
Preferred Stock, at Redemption Value--(50.7%)                          (31,022)
                                                                     ----------
Net Assets Applicable to Common Stock--100.0%                        $   61,204
                                                                     ==========


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate Cost                                   $       89,954
                                                     ==============
    Gross unrealized appreciation                    $        2,372
    Gross unrealized depreciation                             (839)
                                                     --------------
    Net unrealized appreciation                      $        1,533
                                                     ==============

(a) ACA Insured.

(b) AMBAC Insured.

(c) CIFG Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Dividend
    Affiliate                                   Activity        Income

    CMA New York Municipal Money Fund           $ (383)         $  17


(g) MBIA Insured.

(h) Prerefunded.

(i) Radian Insured.

(j) Represents the current yield as of November 30, 2007.

  o Forward interest rate swaps outstanding as of November 30, 2007 were as follows:

                                                  Notional        Unrealized
                                                   Amount        Depreciation

    Pay a fixed rate of 3.4425% and receive a floating rate based on 1-week SIFMA Municipal
    Swap Index.

    Broker, JPMorgan Chase
    Expires March 2018                            $ 3,750,000      $   (31)


    See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007


Statements of Assets and Liabilities

                                                                                                   BlackRock        BlackRock
                                                                                                      Muni        Muni New York
                                                                                                  Intermediate     Intermediate
                                                                                                    Duration         Duration
As of November 30, 2007 (Unaudited)                                                                Fund, Inc.       Fund, Inc.
Assets

Investments in unaffiliated securities, at value*                                              $   905,069,200    $    90,889,724
Investments in affiliated securities, at value**                                                            --            596,837
Cash                                                                                                    94,173             37,043
Interest receivable                                                                                 15,477,296          1,479,180
Prepaid expenses                                                                                        25,905             12,390
                                                                                               ---------------    ---------------
Total assets                                                                                       920,666,574         93,015,174
                                                                                               ---------------    ---------------

Liabilities

Trust certificates                                                                                  30,035,000                 --
Payable for securities purchased                                                                            --            479,675
Dividends payable to Common Stock shareholders                                                       2,320,131            222,941
Payable to investment adviser                                                                          309,648             32,005
Unrealized depreciation on forward interest rate swaps                                                      --             31,009
Payable to other affiliates                                                                              6,447                674
Payable for interest expense                                                                           366,200                 --
Accrued expenses                                                                                        14,560             22,781
                                                                                               ---------------    ---------------
Total liabilities                                                                                   33,051,986            789,085
                                                                                               ---------------    ---------------

Preferred Stock

Preferred Stock, at redemption value, par value $.10 per share++ of AMPS+++ at
$25,000 per share liquidation preference                                                           320,207,734         31,022,295
                                                                                               ---------------    ---------------

Net Assets Applicable to Common Stock

Net assets applicable to Common Stock                                                          $   567,406,854    $    61,203,794
                                                                                               ===============    ===============

Analysis of Net Assets Applicable to Common Stock

Common Stock, par value $.10 per share++++                                                     $     3,803,493    $       420,644
Paid-in capital in excess of par                                                                   536,698,013         59,209,468
Undistributed investment income--net                                                                 4,693,809            450,285
Accumulated realized capital losses--net                                                           (2,180,966)          (287,028)
Unrealized appreciation--net                                                                        24,392,505          1,410,425
                                                                                               ---------------    ---------------
Net Assets Applicable to Common Stock                                                          $   567,406,854    $    61,203,794
                                                                                               ===============    ===============
Net asset value per share of Common Stock                                                      $         14.92    $         14.55
                                                                                               ===============    ===============
Market price per share of Common Stock                                                         $         13.13    $         12.90
                                                                                               ===============    ===============
      * Identified cost for unaffiliated securities                                            $   880,676,695    $    89,448,290
                                                                                               ===============    ===============
     ** Identified cost for affiliated securities                                                           --    $       596,837
                                                                                               ===============    ===============
     ++ Preferred Stock authorized, issued and outstanding:
           Series M7 Shares                                                                              2,000                 --
                                                                                               ===============    ===============
           Series T7 Shares                                                                              2,700                 --
                                                                                               ===============    ===============
           Series W7 Shares                                                                              2,000                 --
                                                                                               ===============    ===============
           Series TH7 Shares                                                                             2,700                 --
                                                                                               ===============    ===============
           Series F7 Shares                                                                              2,000              1,240
                                                                                               ===============    ===============
           Series TH28 Shares                                                                            1,400                 --
                                                                                               ===============    ===============
   ++++ Common Stock issued and outstanding                                                         38,034,934          4,206,439
                                                                                               ===============    ===============
    +++ Auction Market Preferred Stock.

        See Notes to Financial Statements.


SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007


Statements of Operations

                                                                                                   BlackRock        BlackRock
                                                                                                      Muni        Muni New York
                                                                                                  Intermediate     Intermediate
                                                                                                    Duration         Duration
For the Six Months Ended November 30, 2007 (Unaudited)                                             Fund, Inc.       Fund, Inc.
Investment Income

Interest and amortization of premium and discount earned                                       $    23,289,937    $     2,248,808
Dividends from affiliates                                                                                   --             16,710
                                                                                               ---------------    ---------------
Total income                                                                                        23,289,937          2,265,518
                                                                                               ---------------    ---------------

Expenses

Investment advisory fees                                                                       $     2,463,000    $       256,727
Interest expense and fees                                                                              596,168                 --
Commission fees                                                                                        407,515             39,128
Accounting services                                                                                    114,870             18,584
Transfer agent fees                                                                                     35,052             15,433
Professional fees                                                                                       67,298             25,325
Printing and shareholder reports                                                                        29,636              3,235
Custodian fees                                                                                          22,799              4,197
Directors' fees and expenses                                                                            11,668             13,426
Listing fees                                                                                             6,636              4,696
Pricing fees                                                                                            15,037              5,238
Other                                                                                                   38,931             18,454
                                                                                               ---------------    ---------------
Total expenses before waiver and reimbursement                                                       3,808,610            404,443
Waiver and reimbursement of expenses                                                                 (671,757)           (72,189)
                                                                                               ---------------    ---------------
Total expenses after waiver and reimbursement                                                        3,136,853            332,254
                                                                                               ---------------    ---------------
Investment income--net                                                                              20,153,084          1,933,264
                                                                                               ---------------    ---------------

Realized & Unrealized Gain (Loss)--Net

Realized loss on:
   Investments--net                                                                                  (880,818)           (20,212)
   Financial futures contracts and forward interest rate swaps--net                                  (400,021)          (132,655)
                                                                                               ---------------    ---------------
Total realized loss--net                                                                           (1,280,839)          (152,867)
                                                                                               ---------------    ---------------
Change in unrealized appreciation/depreciation on:
   Investments--net                                                                                (5,804,828)        (1,367,995)
   Financial futures contracts and forward interest rate swaps--net                                     96,795           (32,830)
                                                                                               ---------------    ---------------
Total change in unrealized appreciation/depreciation--net                                          (5,708,033)        (1,400,825)
                                                                                               ---------------    ---------------
Total realized and unrealized loss--net                                                            (6,988,872)        (1,553,692)
                                                                                               ---------------    ---------------

Dividends to Preferred Stock Shareholders

Investment income--net                                                                             (6,061,119)          (539,513)
                                                                                               ---------------    ---------------
Net Increase in Net Assets Resulting from Operations                                           $     7,103,093    $     (159,941)
                                                                                               ===============    ===============

See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007


Statements of Changes in Net Assets


                                                                 BlackRock Muni Intermediate         BlackRock Muni New York
                                                                     Duration Fund, Inc.         Intermediate Duration Fund, Inc.

                                                                    For the          For the          For the          For the
                                                                Six Months Ended    Year Ended    Six Months Ended    Year Ended
                                                               November 30, 2007     May 31,     November 30, 2007     May 31,
Increase (Decrease) in Net Assets:                                (Unaudited)          2007         (Unaudited)          2007
Operations

Investment income--net                                           $  20,153,084    $  38,972,329    $   1,933,264    $   3,787,022
Realized gain (loss)--net                                          (1,280,839)        (139,587)        (152,867)          147,462
Change in unrealized appreciation/depreciation--net                (5,708,033)        7,090,554      (1,400,825)          842,327
Dividends and distributions to Preferred Stock shareholders        (6,061,119)     (11,909,306)        (539,513)      (1,046,683)
                                                                 ------------------------------    ------------------------------
Net increase (decrease) in net assets resulting from operations      7,103,093       34,013,990        (159,941)        3,730,128
                                                                 ------------------------------    ------------------------------

Dividends & Distributions to Common Stock Shareholders

Investment income--net                                            (13,920,786)     (28,297,991)     ( 1,337,648)      (2,700,534)
Realized gain--net                                                          --      (4,525,473)               --               --
                                                                 ------------------------------    ------------------------------
Net decrease in net assets resulting from dividends and
distributions to Common Stock shareholders                        (13,920,786)     (32,823,464)      (1,337,648)      (2,700,534)
                                                                 ------------------------------    ------------------------------

Net Assets Applicable to Common Stock

Total increase (decrease) in net assets applicable to
Common Stock                                                       (6,817,693)        1,190,526      (1,497,589)        1,029,594
Beginning of period                                                574,224,547      573,034,021       62,701,383       61,671,789
                                                                 ------------------------------    ------------------------------
End of period*                                                   $ 567,406,854    $ 574,224,547    $  61,203,794    $  62,701,383
                                                                 ==============================    ==============================
 * Undistributed investment income--net                          $   4,693,809    $   4,522,630    $     450,285    $     394,182
                                                                 ==============================    ==============================

    See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007


Financial Highlights                                                              BlackRock Muni Intermediate Duration Fund, Inc.

                                                             For the Six                                          For the Period
The following per share data and ratios                      Months Ended               For the Year             August 1, 2003++
have been derived from information                        November 30, 2007             Ended May 31,               to May 31,
provided in the financial statements.                        (Unaudited)        2007         2006          2005        2004
Per Share Operating Performance

Net asset value, beginning of period                          $     15.10   $     15.07   $     15.51   $     14.52   $     14.33
                                                              -----------   -----------   -----------   -----------   -----------
Investment income--net                                           .53+++++     1.03+++++     1.04+++++     1.02+++++           .79
Realized and unrealized gain (loss)--net                            (.18)           .18         (.15)          1.15           .21
Dividends and distributions to Preferred Stock
  shareholders:
    Investment income--net                                          (.16)         (.28)         (.21)         (.11)         (.06)
    Realized gain--net                                                 --         (.04)         (.04)         (.02)            --
                                                              -----------   -----------   -----------   -----------   -----------
Total from investment operations                                      .19           .89           .64          2.04           .94
                                                              -----------   -----------   -----------   -----------   -----------
Less dividends and distributions to Common Stock
  shareholders:
    Investment income--net                                          (.37)         (.74)         (.84)         (.86)         (.65)
    Realized gain--net                                                 --         (.12)         (.23)         (.19)            --
                                                              -----------   -----------   -----------   -----------   -----------
Total dividends and distributions to Common Stock
  shareholders                                                      (.37)         (.86)        (1.07)        (1.05)         (.65)
                                                              -----------   -----------   -----------   -----------   -----------
Offering costs resulting from issuance of Common Stock                 --            --            --            --         (.02)
                                                              -----------   -----------   -----------   -----------   -----------
Offering and underwriting costs resulting from issuance
  of Preferred Stock                                                   --            --         (.01)            --         (.08)
                                                              -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                                $     14.92   $     15.10   $     15.07   $     15.51   $     14.52
                                                              ===========   ===========   ===========   ===========   ===========
Market price per share, end of period                         $     13.13   $     14.85   $     14.52   $     13.94   $     13.10
                                                              ===========   ===========   ===========   ===========   ===========

Total Investment Return**

Based on net asset value per share                               1.41%+++         6.14%         4.71%        15.36%      6.09%+++
                                                              ===========   ===========   ===========   ===========   ===========
Based on market price per share                                (9.25%)+++         8.34%        12.25%        14.93%    (8.59%)+++
                                                              ===========   ===========   ===========   ===========   ===========

Ratios Based on Average Net Assets Applicable to Common Stock

Total expenses, net of waiver and excluding interest
  expense and fees***                                               .89%*          .87%          .87%          .84%         .75%*
                                                              ===========   ===========   ===========   ===========   ===========
Expenses, net of waiver***                                         1.09%*         1.07%         1.00%          .85%         .75%*
                                                              ===========   ===========   ===========   ===========   ===========
Expenses***                                                        1.33%*         1.31%         1.24%         1.07%        1.03%*
                                                              ===========   ===========   ===========   ===========   ===========
Investment income--net***                                          7.02%*         6.71%         6.82%         6.77%        6.51%*
                                                              ===========   ===========   ===========   ===========   ===========
Amount of dividends to Preferred Stock shareholders                2.11%*         1.80%         1.36%          .74%         .48%*
                                                              ===========   ===========   ===========   ===========   ===========
Investment income--net, to Common Stock shareholders               4.91%*         4.91%         5.46%         6.03%        6.03%*
                                                              ===========   ===========   ===========   ===========   ===========

Ratios Based on Average Net Assets Applicable to Preferred Stock

Dividends to Preferred Stock shareholders                          3.74%*         3.27%         2.51%         1.50%         .97%*
                                                              ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets applicable to Common Stock, end of period
  (in thousands)                                              $   567,407   $   574,225   $   573,034   $   589,802   $   552,179
                                                              ===========   ===========   ===========   ===========   ===========
Preferred Stock outstanding, end of period
  (in thousands)                                              $   320,000   $   320,000   $   320,000   $   285,000   $   285,000
                                                              ===========   ===========   ===========   ===========   ===========
Portfolio turnover                                                     9%           12%           49%           54%           70%
                                                              ===========   ===========   ===========   ===========   ===========

Leverage

Asset coverage per $1,000                                     $     2,773   $     2,794   $     2,791   $     3,069   $     2,937
                                                              ===========   ===========   ===========   ===========   ===========

        * Annualized.

       ** Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns.
          Total investment returns exclude the effects of sales charges.

      *** Do not reflect the effect of dividends to Preferred Stock shareholders.

       ++ Commencement of operations.

      +++ Aggregate total investment return.

    +++++ Based on average shares outstanding.

          See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007


Financial Highlights (concluded)                                         BlackRock Muni New York Intermediate Duration Fund, Inc.

                                                             For the Six                                          For the Period
The following per share data and ratios                      Months Ended               For the Year             August 1, 2003++
have been derived from information                        November 30, 2007             Ended May 31,               to May 31,
provided in the financial statements.                        (Unaudited)        2007         2006          2005        2004
Per Share Operating Performance

Net asset value, beginning of period                          $     14.91   $     14.66   $     15.05   $     14.45   $     14.33
                                                              -----------   -----------   -----------   -----------   -----------
Investment income--net                                           .46+++++      .90+++++      .87+++++      .85+++++           .68
Realized and unrealized gain (loss)--net                            (.37)           .24         (.37)           .58           .19
Dividends to Preferred Stock shareholders from
  investment income--net                                            (.13)         (.25)         (.20)         (.11)         (.06)
                                                              -----------   -----------   -----------   -----------   -----------
Total from investment operations                                    (.04)           .89           .30          1.32           .81
                                                              -----------   -----------   -----------   -----------   -----------
Less dividends to Common Stock shareholders from
  investment income--net                                            (.32)         (.64)         (.69)         (.72)         (.54)
                                                              -----------   -----------   -----------   -----------   -----------
Offering costs resulting from issuance of Common Stock                 --            --            --            --         (.03)
                                                              -----------   -----------   -----------   -----------   -----------
Offering and underwriting costs resulting from issuance
  of Preferred Stock                                                   --            --            --            --         (.12)
                                                              -----------   -----------   -----------   -----------   -----------
Net asset value, end of period                                $     14.55   $     14.91   $     14.66   $     15.05   $     14.45
                                                              ===========   ===========   ===========   ===========   ===========
Market price per share, end of period                         $     12.90   $     13.93   $     13.03   $     13.44   $     12.79
                                                              ===========   ===========   ===========   ===========   ===========

Total Investment Return**

Based on net asset value per share                              (.07%)+++         6.57%         2.52%         9.99%      4.71%+++
                                                              ===========   ===========   ===========   ===========   ===========
Based on market price per share                                (5.17%)+++        12.02%         2.03%        10.97%   (11.46%)+++
                                                              ===========   ===========   ===========   ===========   ===========

Ratios Based on Average Net Assets Applicable to Common Stock

Total expenses, net of waiver and/or reimbursement***              1.07%*         1.08%         1.10%         1.15%         .81%*
                                                              ===========   ===========   ===========   ===========   ===========
Total expenses***                                                  1.30%*         1.31%         1.33%         1.38%        1.19%*
                                                              ===========   ===========   ===========   ===========   ===========
Total investment income--net***                                    6.22%*         6.01%         5.89%         5.75%        5.40%*
                                                              ===========   ===========   ===========   ===========   ===========
Amount of dividends to Preferred Stock shareholders                1.74%*         1.66%         1.32%          .77%         .45%*
                                                              ===========   ===========   ===========   ===========   ===========
Investment income--net, to Common Stock shareholders               4.48%*         4.35%         4.57%         4.98%        4.95%*
                                                              ===========   ===========   ===========   ===========   ===========

Ratios Based on Average Net Assets Applicable to Preferred Stock

Dividends to Preferred Stock shareholders                          3.43%*         3.38%         2.65%         1.55%         .96%*
                                                              ===========   ===========   ===========   ===========   ===========

Supplemental Data

Net assets applicable to Common Stock, end of period
  (in thousands)                                              $    61,204   $    62,701   $    61,672   $    63,290   $    60,778
                                                              ===========   ===========   ===========   ===========   ===========
Preferred Stock outstanding, end of period
  (in thousands)                                              $    31,000   $    31,000   $    31,000   $    31,000   $    31,000
                                                              ===========   ===========   ===========   ===========   ===========
Portfolio turnover                                                     7%           29%           49%           17%           21%
                                                              ===========   ===========   ===========   ===========   ===========

Leverage

Asset coverage per $1,000                                     $     2,974   $     3,023   $     2,989   $     3,042   $     2,961
                                                              ===========   ===========   ===========   ===========   ===========

        * Annualized.

       ** Total investment returns based on market value, which can be significantly greater or lesser than net asset value, may result in substantially different returns.
          Total investment returns exclude the effects of sales charges.

      *** Do not reflect the effect of dividends to Preferred Stock shareholders.

       ++ Commencement of operations.

      +++ Aggregate total investment return.

    +++++ Based on average shares outstanding.

          See Notes to Financial Statements.



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:

BlackRock Muni Intermediate Duration Fund, Inc. and BlackRock Muni New York Intermediate Duration Fund, Inc. (the "Funds" or individually as the "Fund"), are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Funds' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Funds determine and make available for publication the net asset values of their Common Stock on a daily basis. Each Fund's Common Stock shares are listed on the New York Stock Exchange under the symbol MUI for BlackRock Muni Intermediate Duration Fund, Inc. and MNE for BlackRock Muni New York Intermediate Duration Fund, Inc.

(a) Valuation of investments--Municipal bonds are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of each of the Funds under the general direction of the respective Board of Directors. Such valuations and procedures are reviewed periodically by the Board of Directors of the Funds. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued by quoted fair values received daily by the Funds' pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of each Fund's Board of Directors.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--Each Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

* Forward interest rate swaps--Each Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. When the agreement is closed, the Fund records a realized gain or loss in an amount equal to the value of the agreement.

* Swaps--Each Fund may enter into swap agreements which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specific security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Notes to Financial Statements (continued)


(c) Municipal bonds held in trust--BlackRock Muni Intermediate Duration Fund, Inc. invests in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund's transfers of the municipal securities to a TOB do not qualify for sale treatment under Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," therefore the municipal securities deposited into a TOB are presented in the Fund's schedule of investments and the proceeds from the transactions are reported as liability for trust certificates. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At May 31, 2007, in reference to BlackRock Muni Intermediate Duration Fund, Inc., the aggregate value of the underlying municipal securities transferred to TOBs was $63,347,034. The related liability for trust certificates was $30,035,000 and the range of interest rates was 3.748% to 3.769%. BlackRock Muni New York Intermediate Duration Fund, Inc.
did not invest in these types of securities for the six months ended
November 30, 2007.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund's investments in TOB Residuals likely will adversely affect a Fund's investment income--net and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Funds' net asset value per share.

While the Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds' management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(d) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

(f) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Recent accounting pronouncements--Effective June 29, 2007, the Funds implemented Financial Accounting Standards Board ("FASB") Interpretation
No. 48, "Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Funds, and has determined that the adoption of FIN 48 does not have a material impact on the Funds' financial statements. The Funds file U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' tax returns remains open for the years ended May 31, 2004 through May 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on each of the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on each of the Fund's financial statements, if any, has not been determined.



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Notes to Financial Statements (continued)


2. Investment Advisory Agreement and Transactions with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, each Fund pays a monthly fee at an annual rate of .55% of the Fund's average daily net assets, including proceeds from the issuance of Preferred Stock. The Manager has contractually agreed to waive a portion of its fee during the first seven years of each Fund's operations ending July 31, 2010, as follows:


                                                             Fee Waiver
                                                       (As a Percentage
                                                       of Average Daily
                                                            Net Assets)

Years 1 through 5                                                  .15%
Year 6                                                             .10%
Year 7                                                             .05%
Year 8 and thereafter                                              .00%


The Manager has not agreed to waive any portion of its fee beyond
July 31, 2010.

For the six months ended November 30, 2007, the Manager earned fees and waived a portion of its fees as follows:


                                              Investment
                                           Advisory Fees           Fees
                                                  Earned         Waived

BlackRock Muni Intermediate Duration
  Fund, Inc.                                  $2,463,000       $660,285
BlackRock Muni New York Intermediate
  Duration Fund, Inc.                         $  256,727       $ 70,019


In addition, the Manager has agreed to reimburse its management fee by the amount of management fees BlackRock Muni New York Intermediate Duration Fund, Inc. pays to the Manager indirectly through its investment in CMA New York Municipal Money Fund. For the six months ended November 30, 2007, the Manager reimbursed BlackRock Muni New York Intermediate Fund $2,170.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC, an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides, a monthly fee at an annual rate that is a percentage of the management fee paid by each Fund to the Manager.

The Funds reimbursed the Manager for certain accounting services. The reimbursements were as follows:


                                                          Reimbursement
                                                         to the Manager

BlackRock Muni Intermediate Duration Fund, Inc.                  $7,827
BlackRock Muni New York Intermediate Duration Fund, Inc.           $752


Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2007 were as follows:


                                     BlackRock
                                BlackRock Muni            Muni New York
                                  Intermediate             Intermediate
                            Duration Fund,Inc.      Duration Fund, Inc.

Total Purchases                    $83,169,245               $6,292,695
Total Sales                        $92,989,772               $5,931,969


4. Stock Transactions:

Each Fund is authorized to issue 200,000,000 shares of stock, including Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. The Boards of Directors are authorized, however, to reclassify any unissued shares of common stock without approval of the holders of Common Stock.


Preferred Stock

Auction Market Preferred Stock are redeemable shares of Preferred Stock of the Funds, with a par value of $.10 per share and a liquidation preference of $25,000 per share, plus accrued and unpaid dividends that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at November 30, 2007 were as follows:


                                     BlackRock
                                BlackRock Muni            Muni New York
                                  Intermediate             Intermediate
                            Duration Fund,Inc.      Duration Fund, Inc.

Series M7                                4.25%                       --
Series T7                                4.50%                       --
Series W7                                4.60%                       --
Series TH7                               4.50%                       --
Series F7                                4.15%                    3.75%
Series TH28                              4.30%                       --



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Notes to Financial Statements (concluded)


BlackRock Muni Intermediate Duration Fund, Inc.

Shares issued and outstanding during the six months ended November 30, 2007 and during the year ended May 31, 2007 remained constant.


BlackRock Muni New York Intermediate Duration Fund, Inc.

Shares issued and outstanding during the six months ended November 30, 2007 and during the year ended May 31, 2007 remained constant.

Each Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from .25% to .375%, calculated on the proceeds of each auction. For the six months ended November 30, 2007, Merrill Lynch, Pierce, Fenner & Smith Incorporated earned $256,142 relating to BlackRock Muni Intermediate Duration Fund, Inc. and $34,818 relating to BlackRock Muni New York Intermediate Duration Fund, Inc., as commissions.


5. Capital Loss Carryforward:

BlackRock Muni Intermediate Duration Fund, Inc.

On May 31, 2007, the Fund had a net capital loss carryforward of $318,382, all of which expires in 2015. This amount will be available to offset like amounts of any future taxable gains.


BlackRock Muni New York Intermediate Duration Fund, Inc.

On May 31, 2007, the Fund had a net capital loss carryforward of $134,161, all of which expires in 2013. This amount will be available to offset like amounts of any future taxable gains.

6. Subsequent Event:
On December 31, 2007, each Fund paid a tax-exempt income dividend to holders of Common Stock to shareholders of record on December 14, 2007. The amounts of the tax-exempt income dividends per share was as follows:


                                                              Per Share
                                                                 Amount

BlackRock Muni Intermediate Duration Fund, Inc.                $.061000
BlackRock Muni New York Intermediate Duration Fund, Inc.       $.053000



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



The Benefits and Risks of Leveraging


The Funds utilize leveraging to seek to enhance the yields and net asset values of their Common Stock. However, these objectives cannot be achieved in all interest rate environments. To leverage, each Fund issues Preferred Stock, which pays dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. The interest earned on these investments, net of dividends to Preferred Stock, is paid to Common Stock shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share net asset value of each Fund's Common Stock. However, in order to benefit Common Stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Stock shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a fund's Common Stock capitalization of $100 million and the issuance of Preferred Stock for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The fund pays dividends on the $50 million of Preferred Stock based on the lower short-term interest rates. At the same time, the fund's total portfolio of $150 million earns the income based on long-term interest rates.

In this case, the dividends paid to Preferred Stock shareholders are significantly lower than the income earned on the fund's long-term investments, and therefore the Common Stock shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Stock will be reduced or eliminated completely. At the same time, the market value of the fund's Common Stock (that is, its price as listed on the New York Stock Exchange) may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Stock's net asset value will reflect the full decline in the price of the portfolio's investments, since the value of the fund's Preferred Stock does not fluctuate. In addition to the decline in net asset value, the market value of the fund's Common Stock may also decline.

As of November 30, 2007, BlackRock Muni Intermediate Duration Fund, Inc. and BlackRock Muni New York Intermediate Duration Fund, Inc. had leverage amounts, due to Auction Market Preferred Stock, of 36% and 34% of total net assets, respectively, before the deduction of Preferred Stock.

As a part of its investment strategy, the Funds may invest in certain securities whose potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Funds to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the Funds invest in inverse floaters, the market value of each Fund's portfolio and the net asset value of each Fund's shares may also be more volatile than if the Funds did not invest in such securities. (See Note 1(c) to Financial Statements for details of municipal bonds held in trust.)



Swap Agreements


The Funds may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom each Fund has entered into the swap will default on its obligation to pay the Funds and the risk that the Funds will not be able to meet their obligations to pay the other party to the agreement.



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Officers and Directors


G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen P. Robards, Director
Robert S. Salomon, Jr., Director
Roscoe S. Suddarth, Advisory Board Member
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Howard Surloff, Secretary
Brian P. Kindelan, Chief Compliance Officer
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer


Custodian
State Street Bank and Trust Company
Boston, MA 02109


Transfer Agent
Common Stock:
Computershare Trust Company, N.A.
Providence, RI 02940-3010


Preferred Stock:
The Bank of New York Mellon
New York, NY 10286


Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540


Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540


Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Additional Information


Proxy Results                   BlackRock Muni Intermediate Duration Fund, Inc.


During the six-month period ended November 30, 2007, the Common Stock and Auction Market Preferred Stock (Series F7, M7, T7, TH28, TH7 and W7) shareholders of BlackRock Muni Intermediate Duration Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007.

A description of the proposal and number of shares voted are as follows:


                                                                                         Shares Voted     Shares Withheld
                                                                                             For            From Voting
To elect the Fund's Directors:               G. Nicholas Beckwith, III                    35,433,698         1,267,544
                                             Richard E. Cavanagh                          35,446,623         1,254,619
                                             Richard S. Davis                             35,442,339         1,258,903
                                             Kent Dixon                                   35,432,350         1,268,892
                                             Kathleen F. Feldstein                        35,451,377         1,249,865
                                             James T. Flynn                               35,431,589         1,269,653
                                             Henry Gabbay                                 35,433,849         1,267,393
                                             Jerrold B. Harris                            35,440,099         1,261,143
                                             R. Glenn Hubbard                             35,437,256         1,263,986
                                             Karen P. Robards                             35,466,105         1,235,137
                                             Robert S. Salomon, Jr.                       35,432,382         1,268,860




During the six-month period ended November 30, 2007, the Auction Market
Preferred Stock shareholders (Series F7, M7, T7, TH28, TH7 and W7) of
BlackRock Muni Intermediate Duration Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:





                                                                                         Shares Voted     Shares Withheld
                                                                                             For            From Voting
To elect the Fund's Directors:               Frank J. Fabozzi and W. Carl Kester            11,897               0


SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Additional Information (continued)


Proxy Results          BlackRock Muni New York Intermediate Duration Fund, Inc.


During the six-month period ended November 30, 2007, the Common Stock and Auction Market Preferred Stock (Series F7) shareholders of BlackRock Muni New York Intermediate Duration Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors that took effect on or about November 1, 2007.

A description of the proposal and number of shares voted are as follows:

                                                                                         Shares Voted     Shares Withheld
                                                                                             For            From Voting
To elect the Fund's Directors:               G. Nicholas Beckwith, III                    3,699,198           284,808
                                             Richard E. Cavanagh                          3,699,198           284,808
                                             Richard S. Davis                             3,699,858           284,148
                                             Kent Dixon                                   3,695,868           288,138
                                             Kathleen F. Feldstein                        3,699,198           284,808
                                             James T. Flynn                               3,695,868           288,138
                                             Henry Gabbay                                 3,703,658           280,348
                                             Jerrold B. Harris                            3,699,858           284,148
                                             R. Glenn Hubbard                             3,699,198           284,808
                                             Karen P. Robards                             3,699,858           284,148
                                             Robert S. Salomon, Jr.                       3,695,868           288,138



During the six-month period ended November 30, 2007, the Auction Market
Preferred Stock shareholders (Series F7) of BlackRock Muni New York
Intermediate Duration Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:





                                                                                         Shares Voted     Shares Withheld
                                                                                             For            From Voting
To elect the Fund's Directors:               Frank J. Fabozzi and W. Carl Kester            1,240                0



SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007



Additional Information (concluded)


Availability of Quarterly Schedule of Investments


The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


Electronic copies of most financial reports are available on each Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements and annual and semi-annual reports by enrolling in the Funds' electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


SEMI-ANNUAL REPORT                                            NOVEMBER 30, 2007


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule
           13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
           Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Muni New York Intermediate Duration Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date: January 16, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date: January 16, 2008


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date: January 16, 2008